INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information of Legacy Dole (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 29, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues, net	$ 2,267,538	$ 1,942,185		$ 6,872,655	$ 4,202,922
Cost of sales	(2,134,062)	(1,843,415)		(6,435,233)	(3,917,484)
Gross profit	133,476	98,770		437,422	285,438
Selling, marketing, general and administrative expenses	(116,326)	(110,213)		(364,043)	(249,593)
Net interest expense	(17,095)	(9,341)		(41,724)	(14,187)
Equity method earnings	300	3,381		4,028	44,018
Other income, net	9,312	7,167		20,434	7,867
Income (loss) before income taxes and equity earnings	11,526	(28,345)		66,002	2,204
Income tax benefit (expense)	34,778	3,401		28,355	(4,838)
Less: Net income attributable to noncontrolling interests	(6,767)	(6,953)		(18,670)	(19,352)
Net income (loss) attributable to Dole plc	39,837	(28,516)		79,715	22,032
Legacy Dole
Income Statement [Abstract]
Equity method earnings		(2,578)	$ 38,874		38,874
Legacy Dole
Income Statement [Abstract]
Revenues, net			2,878,597
Cost of sales			(2,601,253)
Gross profit			277,344
Selling, marketing, general and administrative expenses			(124,417)
Net interest expense			(36,998)
Equity method earnings			27
Other income, net			2,859
Income (loss) before income taxes and equity earnings	$ 0	$ 1,765	118,815	$ 0	$ 93,353
Income tax benefit (expense)			(30,557)
Less: Net income attributable to noncontrolling interests			(1,872)
Net income (loss) attributable to Dole plc			$ 86,386